SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Basis of consolidation

(a)	Basis of consolidation

Our consolidated financial statements include the accounts of the company and its subsidiaries, all of which are wholly-owned, from their respective dates of acquisition of control.  All inter-company transactions and balances have been eliminated on consolidation.

Use of estimates
Use of estimates

The consolidated financial statements have been prepared in conformity with U.S. GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the year.  On an ongoing basis, management reviews its estimates, including those related to revenue recognition, such as determining the nature and timing of satisfaction of performance obligations, determining the standalone selling price of performance obligations, and variable consideration; inventory obsolescence; estimated useful lives of long-lived assets; valuation of intangible assets; goodwill; royalty and warranty accruals; other liabilities; stock-based compensation; allowance for doubtful accounts receivable; income taxes; restructuring costs; contingent consideration and commitments and contingencies, based on currently available information.  Actual amounts could differ from estimates.

Revenue recognition	Revenue recognition
Research and Development costs
Research and development costs

Research and development costs are expensed as they are incurred, with the exception of certain software development costs principally related to software coding, designing system interfaces and installation, and testing of the software, that we capitalize once technological feasibility is reached.

We follow the cost reduction method of accounting for certain agreements, including government research and development funding, whereby the benefit of the funding is recognized as a reduction in the cost of the related expenditure when certain criteria stipulated under the terms of those funding agreements have been met, and there is reasonable assurance the research and development funding will be received.

Warranty costs
Warranty costs

Warranty costs are accrued upon the recognition of related revenue, based on our best estimates, with reference to past and expected future experience.  Warranty obligations are included in accounts payable and accrued liabilities in our consolidated balance sheet.

Royalty costs
Royalty costs

We have intellectual property license agreements which generally require us to make royalty payments based on a combination of fixed fees and percentage of the revenue generated by sales of products incorporating the licensed technology.  We recognize royalty obligations in accordance with the terms of the respective royalty agreements.  Royalty costs are recorded as a component of cost of goods sold in the period when incurred.

Where agreements are not in place, we recognize our current best estimate of the royalty obligation in cost of goods sold, accrued liabilities and long-term liabilities. Historically (prior to October 1, 2016), in determining this estimate, we based our calculations on an assumption that royalty calculations could be based on a percentage of the entire value of an end-product (i.e., revenue). This conformed with our legacy license agreements.

Significant legal precedent exists in the United States supporting the smallest saleable unit (“SSU”) principle (i.e., the principle that any royalty obligations should be no more than a portion of the profits for a component within the product that implements the patented technology) as the appropriate methodology for determining FRAND standard essential patent (“SEP”) royalties. Using this principle, the royalty accrual on our products is based on the value of the patented technology in the chipset, representing the SSU that implements the technology, and not on the entire value of the end-product.

The cumulative effect of these legal changes to the licensing landscape, combined with supportive legislative initiatives and broad industry support for the SSU principle, at the time of the expiry of one of our significant legacy IP licenses, prompted management to reassess its contingent royalty obligation estimate during the fourth quarter of the year ended December 31, 2016. The use of the SSU principle as the basis to determine the estimate, as opposed to value of end-product, resulted in a reduction of $13.0 million to our estimated royalty obligation effective October 1, 2016.

Market development costs
Market development costs

Market development costs are charged to sales and marketing expense to the extent that the benefit is separable from the revenue transaction and the fair value of that benefit is determinable.  To the extent that such costs either do not provide a separable benefit, or the fair value of the benefit cannot be reliably estimated, such amounts are recorded as a reduction of revenue.

Income taxes
Income taxes

Income taxes are accounted for using the asset and liability method.  Deferred income tax assets and liabilities are based on temporary differences (differences between the accounting basis and the tax basis of the assets and liabilities), non-capital loss, capital loss, and tax credits carry-forwards are measured using the enacted tax rates and laws expected to apply when these differences reverse.  Deferred tax benefits, including non-capital loss, capital loss, and tax credits carry-forwards, are recognized to the extent that realization of such benefits is considered more likely than not.  The effect on deferred tax assets and liabilities of a change in tax rates is recognized in earnings in the period that enactment occurs.

We include interest and penalties related to income taxes, including unrecognized tax benefits, in Income tax expense.

Liabilities for uncertain tax positions are recorded based on a two-step process. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement. We regularly assess the potential outcomes of examinations by tax authorities in determining the adequacy of our provision for income taxes. We continually assess the likelihood and amount of potential adjustments and adjust the income tax provision, income taxes payable and deferred taxes in the period in which the facts that give rise to a revision become known.

We recognize the tax effects related to share-based payments at settlement or expiration in Income tax expense.

Stock-based compensation and other stock-based payments
Stock-based compensation and other stock-based payments

Stock options and restricted share units granted to the company’s key officers, directors and employees are accounted for using the fair value-based method.  Under this method, compensation cost for stock options is measured at fair value at the date of grant using the Black-Scholes valuation model, and is expensed over the awards' vesting period using the straight-line method.  Any consideration paid by plan participants on the exercise of stock options or the purchase of shares is credited to common stock together with any related stock-based compensation expense.  Compensation cost for restricted share units is measured at fair value at the date of grant which is the market price of the underlying security, and is expensed over the awards' vesting period using the straight-line method. Compensation cost for performance-based restricted share units is measured using a Monte Carlo valuation model. In the third quarter of 2016, we early adopted ASU 2016-09 and elected to make an entity-wide election to account for forfeitures in compensation expense when they occur. The application of this election did not have a material impact on our financial statements.

Earnings (loss) per common share
Earnings (loss) per common share

Basic earnings (loss) per share is computed by dividing net earnings (loss) for the period by the weighted average number of company common shares outstanding during the reporting period.  Diluted earnings (loss) per share is computed using the treasury stock method.  When the effect of options and other securities convertible into common shares is anti-dilutive, including when the company has incurred a loss for the period, basic and diluted earnings (loss) per share are the same.

Under the treasury stock method, the number of dilutive shares, if any, is determined by dividing the average market price of shares for the period into the net proceeds of in-the-money options.

Translation of foreign currencies
Translation of foreign currencies

Our functional and reporting currency is the U.S. dollar.

Revenue and expense items denominated in foreign currencies are translated at exchange rates prevailing during the period.  Monetary assets and liabilities denominated in foreign currencies are translated at the period-end exchange rates.  Non-monetary assets and liabilities are translated at exchange rates in effect when the assets are acquired or the obligations are incurred.  Foreign exchange gains and losses are reflected in Net earnings (loss) for the period.

We have foreign subsidiaries that are considered self-contained and integrated within their foreign jurisdiction, and accordingly, use the respective local currency as their functional currency.  The assets and liabilities of the foreign subsidiaries, including goodwill and fair value adjustments arising on acquisition, are translated at exchange rates at the balance sheet dates, equity is translated at historical rates, and revenue and expenses are translated at exchange rates prevailing during the period.  The foreign exchange gains and losses arising from the translation are reported as a component of other comprehensive income (loss), as presented in note 21, Accumulated other comprehensive loss.

Cash and cash equivalents
Cash and cash equivalents

Cash and cash equivalents include cash and short-term deposits with original maturities of three months or less. The carrying amounts approximate fair value due to the short-term maturities of these instruments.

Allowance for doubtful accounts receivable
Allowance for doubtful accounts receivable

We maintain an allowance for our accounts receivable for estimated losses that may result from our customers’ inability to pay.  We determine the amount of the allowance by analyzing known uncollectible accounts, aged receivables, economic conditions, historical losses, insured amounts, if any, and changes in customer payment cycles and credit-worthiness.  Amounts later determined and specifically identified to be uncollectible are charged against this allowance.

If the financial condition of any of our customers deteriorates resulting in an impairment of their ability to make payments, we may increase our allowance.

Financing Receivables
Financing receivables

We lease certain hardware devices to a small number of hardware distributors under sales-type leases which have terms ranging from two to four years and bear interest at 2%.

We evaluate the credit quality of our financing receivables on an ongoing basis utilizing an aging of the accounts and write-offs, customer collection experience, the customer’s financial condition, known risk characteristics impacting the respective customer base, and other available economic conditions, to determine the appropriate allowance.

Derivatives
Derivatives

Derivatives, such as foreign currency forward contracts, may be used to hedge the foreign exchange risk on cash flows from commitments denominated in a foreign currency. Derivatives are recorded in Accounts receivable or Accounts payable and accrued liabilities and measured at fair value at each balance sheet date. Any resulting gains and losses from changes in the fair value are recorded in Foreign exchange gain (loss).

Inventories
Inventories

Inventories consist of electronic components and finished goods and are valued at the lower of cost or estimable realizable value, determined on a first-in-first-out basis.  Cost is defined as all costs that relate to bringing the inventory to its present condition and location under normal operating conditions.

We review the components of our inventory and our inventory purchase commitments on a regular basis for excess and obsolete inventory based on estimated future usage and sales.  Write-downs in inventory value or losses on inventory purchase commitments depend on various items, including factors related to customer demand, economic and competitive conditions, technological advances and new product introductions that vary from current expectations.  We believe that the estimates used in calculating the inventory provision are reasonable and properly reflect the risk of excess and obsolete inventory.  If customer demands for our inventory are substantially less than our estimates, additional inventory write-downs may be required.

Property and equipment
Property and equipment

Property and equipment are stated at cost, less accumulated depreciation and amortization. We amortize our property and equipment on a straight-line basis over the following estimated economic lives:

Furniture and fixtures	3-5 years
Research and development equipment	3-10 years
Production equipment	2-7 years
Tooling	1.5-3 years
Computer equipment	1-5 years
Software	1-5 years
Office equipment	3-5 years
Monitoring equipment	3-5 years
Network equipment	3-7 years

Research and development equipment related amortization is included in research and development expense.  Tooling, production, monitoring and certain network equipment related amortization is included in cost of goods sold.  All other amortization is included in amortization expense.

Leasehold improvements and leased vehicles are amortized on a straight-line basis over the lesser of their expected average service life or term of the lease.

When we sell property and equipment, we net the historical cost less accumulated depreciation and amortization against the sale proceeds and include the difference in Other income.

Intangible assets
Intangible assets

The estimated useful life of intangible assets with definite lives is the period over which the assets are expected to contribute to our future cash flows.  When determining the useful life, we consider the expected use of the asset, useful life of any related intangible asset, any legal, regulatory or contractual provisions that limit the useful life, any legal, regulatory, or contractual renewal or extension provisions without substantial costs or modifications to the existing terms and conditions, the effects of obsolescence, demand, competition and other economic factors,  and the expected level of maintenance expenditures relative to the cost of the asset required to obtain future cash flows from the asset.

We amortize our intangible assets on a straight-line basis over the following specific periods:

Patents and trademarks	—	3-5 years
Licenses	—	over the shorter of the term of the license or an estimate of their useful life, ranging from three to ten years
Intellectual property and customer relationships	—	3-13 years
Brand	—	over the estimated life
In-process research and development	—	over the estimated life

In-process research and development (“IPRD”) are intangible assets acquired as part of business combinations.  Prior to their completion, IPRD are intangible assets with indefinite life and they are not amortized but subject to impairment test on an annual basis.

Research and development related amortization is included in research and development expense. All other amortization is included in Amortization expense.

Goodwill
Goodwill

Goodwill represents the excess of the purchase price of an acquired business over the fair value assigned to assets acquired and liabilities assumed in a business combination.

Goodwill has an indefinite life, is not amortized, and is subject to a two-step impairment test on an annual basis. The first step compares the fair value of the reporting unit to its carrying amount, which includes the goodwill. When the fair value of a reporting unit exceeds its carrying amount, goodwill of the reporting unit is considered not to be impaired and the second step of the impairment test is unnecessary. If the carrying amount exceeds the implied fair value of the goodwill, the second step measures the amount of the impairment loss.  If the carrying amount exceeds the fair value of the goodwill, an impairment loss is recognized equal to that excess.

Impairment of long-lived assets
Impairment of long-lived assets

Long-lived assets, including property and equipment, and intangible assets other than goodwill, are assessed for potential impairment when there is evidence that events or changes in circumstances indicate that the carrying amount of an asset may not be recovered. An impairment loss is recognized when the carrying amount of the long-lived asset is not recoverable and exceeds its fair value. The carrying amount of a long-lived asset is not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset. Any required impairment loss is measured as the amount by which the carrying amount of a long-lived asset exceeds its fair value and is recorded as a reduction in the carrying value of the related asset and a charge to operating results. Intangible assets with indefinite lives are tested annually for impairment and in interim periods if certain events occur indicating that the carrying value of the intangible assets may be impaired.

Comprehensive income (loss)
Comprehensive income (loss)

Comprehensive income (loss) includes net earnings (loss) as well as changes in equity from other non-owner sources. The other changes in equity included in comprehensive income (loss) are comprised of foreign currency cumulative translation adjustments.

Investment tax credits
Investment tax credits

Investment tax credits are accounted for using the flow-through method whereby such credits are accounted for as a reduction of income tax expense in the period in which the credit arises.

Comparative figures	Comparative figures Certain figures presented in the consolidated financial statements have been reclassified to conform to the current year presentation.